Amounts Receivable	12 Months Ended
Dec. 31, 2023
Amounts Receivable
Amounts Receivable

3. Amounts Receivable

	December 31, 2023	December 31, 2022
Accounts receivable	$1,403,781	$4,207,739
GST receivable	46,642	71,284
Interest receivable	44,339	52,538
Due from related parties	35,295	3,913
Other	63,288	2,351
	$1,593,345	$4,337,825